Income Tax Provision (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of income taxes expense
	Year Ended December 31,
Current:	2019	2018
Federal	241,252	-
State	-	-
Total Current	241,252	-

Deferred:
Federal	-	-
State	-	-
Total Deferred	-	-

Total	241,252	-

Schedule of statutory federal income tax
	Year Ended December 31, 2019		Year Ended December 31, 2018
Federal tax at statutory rate	$(2,697,854)	21.0%	$(190,771)	21%

Nondeductible expenses	$2,952,759	-23.0%	$-	0.0%
State taxes, including NOL true up	$(491,230)	3.8%	$-	0.0%
Derivative liability	$63,306	-0.5%	$-	0.0%
Other	$(63,861)	5%	$-	0.0%
Increase in Valuation Allowance	$478,132	3.7%	$190,771	-21.0%

Tax Provision	$241,252	-1.8%	$0	0.0%

Schedule of deferred tax assets
	December 31,
	2019	2018

Deferred tax assets
Net operating loss carryforwards	678,000	201,770
Derivative liability	27,000	-
Right of use asset	10,000	-
Total deferred tax assets	715,000	201,770
Deferred tax asset valuation allowance	(642,000)	(201,770)
Net deferred tax assets	73,000	0

Deferred tax liabilities
Lease liability	(10,000)	-
Convertible notes	(63,000)	-
Net deferred tax assets	-	-